PARTNERSHIP CAPITAL - Capital Categories (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Changes in equity [abstract]
Beginning balance		$ 34,016		$ 25,554		$ 26,391
Issue of equity		11	[1]	763	[2],[3]	13	[4]
Repurchased and cancelled	[2]			(25)
Ending balance		29,853		34,016		25,554
Non-controlling Interest - Redeemable Partnership Units
Changes in equity [abstract]
Beginning balance		2,190		2,263		2,408
Ending balance		1,926		$ 2,190		$ 2,263
Partners' capital
Changes in equity [abstract]
Repurchased and cancelled (in shares)				(25,000,000)		0
Partners' capital | Special General Partner
Changes in equity [abstract]
Beginning balance		$ 19		$ 19		$ 19
Opening balance (in shares)		2,400,631		2,400,631		2,400,631
Ending balance (in shares)		2,400,631		2,400,631		2,400,631
Ending balance		$ 19		$ 19		$ 19
Partners' capital | Limited Partners 1
Changes in equity [abstract]
Beginning balance		$ 6,196		$ 6,092		$ 6,074
Opening balance (in shares)		461,343,972		458,380,315		457,901,280
Issue of equity		$ 11		$ 12		$ 13
Issued for cash (in shares)		343,347		416,225		338,953
Issuance of equity upon conversion, value		$ 3		$ 4		$ 5
Issuance of equity upon conversion, shares (in shares)		168,031		168,839		140,082
Repurchased and cancelled		$ 0		$ (12)		$ 0
Repurchased and cancelled (in shares)		0		(908,674)		0
Ending balance (in shares)		461,855,350		461,343,972		458,380,315
Number of shares converted (in shares)		0		3,287,267		0
Units converted to exchangeable shares, value		$ 0		$ (100)		$ 0
Ending balance		6,210		6,196		6,092
Partners' capital | Non-controlling Interest - Redeemable Partnership Units
Changes in equity [abstract]
Beginning balance		$ 2,628		$ 2,728		$ 2,728
Opening balance (in shares)		190,299,956		193,587,223		193,587,223
Ending balance (in shares)		190,299,956		190,299,956		193,587,223
Number of shares converted (in shares)		0		3,287,267		0
Units converted to exchangeable shares, value		$ 0		$ (100)		$ 0
Ending balance		2,628		2,628		2,728
Partners' capital | Non-controlling interest— BIPC exchangeable shares and class A.2 exchangeable shares
Changes in equity [abstract]
Beginning balance		$ 2,512		$ 1,757		$ 1,755
Opening balance (in shares)		131,872,066		110,567,671		110,157,540
Conversions		$ 2		$ 4		$ 2
Conversions (in shares)		179,843		209,954		410,131
Ending balance (in shares)		132,051,909		131,872,066		110,567,671
Ending balance		$ 2,514		$ 2,512		$ 1,757
Partners' capital | Non-controlling interest— BIPC exchangeable shares and class A.2 exchangeable shares | Triton International Limited
Changes in equity [abstract]
Issue of equity		$ 0		$ 751		$ 0
Issued for cash (in shares)		0		21,094,441		0
Partners' capital | Non-controlling Interest - Exchange LP Units, equity
Changes in equity [abstract]
Beginning balance		$ 393		$ 401		$ 408
Opening balance (in shares)		6,086,026		6,464,819		7,015,032
Conversions		$ (5)		$ (8)		$ (7)
Conversions (in shares)		(347,874)		(378,793)		(550,213)
BIPC exchangeable shares		$ (3)		$ (4)		$ (5)
Exchange LP conversion (in shares)		(100,000)		(200,000)		(200,000)
Ending balance (in shares)		5,738,152		6,086,026		6,464,819
Exchange LP unit conversion, value		$ (2)		$ (4)		$ (2)
Ending balance		388		393		401
Preferred Unitholders Capital
Changes in equity [abstract]
Beginning balance		$ 918		$ 918		$ 1,138
Opening balance (in shares)		43,901,312		43,901,312		55,881,062
Repurchased and cancelled (in shares)		0		0		(11,979,750)
Ending balance (in shares)		43,901,312		43,901,312		43,901,312
Repurchased and cancelled		$ 0		$ 0		$ (220)
Ending balance		$ 918		$ 918		$ 918

[1]	Refer to Note 28, Partnership Capital.
[2]	Refer to Note 28, Partnership Capital.
[3]	Refer to Note 7, Acquisition of Businesses
[4]	Refer to Note 28, Partnership Capital.